Property, plant and equipment	12 Months Ended
Mar. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total R’000

At April 1, 2017
Cost	22,288	48,186	58,048	55,470	333,057	517,049
Accumulated depreciation and impairments	(4,777)	(33,315)	(45,728)	—	(139,109)	(222,929)
Net book amount	17,511	14,871	12,320	55,470	193,948	294,120

Year ended March 31, 2018
Opening net book amount	17,511	14,871	12,320	55,470	193,948	294,120
Additions	—	4,090	4,630	229,528	—	238,248
Transfers	—	(613)	613	(232,050)	232,050	—
Assets classified as held for sale	(17,058)	—	—	—	—	(17,058)
Impairment (notes 5, 24, 30, 32.2)	—	(6)	(3)	—	—	(9)
Disposals*	—	(606)	(165)	—	(1,165)	(1,936)
Depreciation charge (notes 5, 24, 32.2)	(453)	(5,237)	(6,772)	—	(139,483)	(151,945)
Currency translation differences	—	(280)	(253)	(2,777)	(24,072)	(27,382)
– Cost	—	(1,103)	(985)	(2,777)	(33,762)	(38,627)
– Accumulated depreciation and impairments	—	823	732	—	9,690	11,245
Closing net book amount	—	12,219	10,370	50,171	261,278	334,038

At March 31, 2018
Cost	—	47,066	46,735	50,171	470,545	614,517
Accumulated depreciation and impairments	—	(34,847)	(36,365)	—	(209,267)	(280,479)
Net book amount	—	12,219	10,370	50,171	261,278	334,038

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total R’000

Year ended March 31, 2019

Opening net book amount	—	12,219	10,370	50,171	261,278	334,038
Adjustment on initial application of IFRS 16	29,273	1,295	—	—	—	30,568
Additions	14,674	6,068	6,474	196,810	—	224,026
Transfers	—	(12)	12	(175,473)	175,473	—
Disposals**	—	(223)	(58)	—	(1,355)	(1,636)
Depreciation charge (notes 5, 24, 32.2)	(10,947)	(5,438)	(5,418)	—	(161,675)	(183,478)
Currency translation differences	5,668	432	356	5,005	42,467	53,928
– Cost	8,298	2,315	1,911	5,005	62,003	79,532
– Accumulated depreciation and impairments	(2,630)	(1,883)	(1,555)	—	(19,536)	(25,604)
Closing net book amount	38,668	14,341	11,736	76,513	316,188	457,446

Owned assets
Year ended March 31, 2019
Opening net book amount	—	12,219	10,370	50,171	261,278	334,038
Additions	—	5,626	6,474	196,810	—	208,910
Transfers	—	(12)	12	(175,473)	175,473	—
Disposals**	—	(223)	(58)	—	(1,355)	(1,636)
Depreciation charge (notes 5, 24, 32.2)	—	(4,662)	(5,418)	—	(161,675)	(171,755)
Currency translation differences	—	267	356	5,005	42,467	48,095
– Cost	—	2,016	1,911	5,005	62,003	70,935
– Accumulated depreciation and impairments	—	(1,749)	(1,555)	—	(19,536)	(22,840)
Net book amount	—	13,215	11,736	76,513	316,188	417,652

Cost	—	50,262	51,853	76,513	654,453	833,081
Accumulated depreciation and impairments	—	(37,047)	(40,117)	—	(338,265)	(415,429)
Net book amount	—	13,215	11,736	76,513	316,188	417,652

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total R’000
Right-of-use assets
Year ended March 31, 2019
Opening net book amount	—	—	—	—	—	—
Adjustment on initial application of IFRS 16	29,273	1,295	—	—	—	30,568
Additions	14,674	442	—	—	—	15,116
Depreciation charge (notes 5, 24, 32.2)	(10,947)	(776)	—	—	—	(11,723)
Currency translation differences	5,668	165	—	—	—	5,833
– Cost	8,298	22	—	—	—	8,320
– Accumulated depreciation and impairments	(2,630)	143	—	—	—	(2,487)
Net book amount	38,668	1,126	—	—	—	39,794
Cost	66,502	2,745	—	—	—	69,247
Accumulated depreciation and impairments	(27,834)	(1,619)	—	—	—	(29,453)
Net book amount	38,668	1,126	—	—	—	39,794

Property, plant and equipment comprises owned and leased assets. The Group leases many assets including land and buildings, vehicles, machinery and IT equipment.

* The historical costs and accumulated depreciation on fully depreciated assets which were retired and removed from the accounting records during fiscal 2018 included R1.2 million relating to plant, equipment, vehicles and other, R14.7 million relating to computer and radio equipment and R63.9 million relating to in-vehicle devices installed.

** The historical costs and accumulated depreciation on fully depreciated assets which were retired and removed from the accounting records during fiscal 2019 included R1.4 million relating to plant, equipment, vehicles and other, R0.2 million relating to computer and radio equipment and R55.6 million relating to in-vehicle devices installed.
Additions of R224.0 million made in fiscal 2019 include non-cash additions of uninstalled in-vehicle devices of R9.0 million relating to the Central Services Organization segment and Americas segment, right-of-use of assets of R15.1 million and R0.5 million relating to other asset categories. R1.4 million was paid in the current fiscal year which related to uninstalled in-vehicle devices which were accrued and accounted for as non-cash additions in fiscal 2018 by the Central Services Organization. Additions of R238.2 million made in fiscal 2018 included non-cash additions of uninstalled in-vehicle devices of R1.4 million relating to the Central Services Organization segment. R1.9 million was paid in fiscal 2018 which related to uninstalled in-vehicle devices which were accrued and accounted for as non-cash additions in fiscal 2017 by the Central Services Organization.
Depreciation expense of R162.9 million (2018: R141.6 million, 2017: R85.8 million) has been charged to cost of sales. The remainder has been included in administration and other charges in the income statement.

Assets classified as held for sale
The assets classified as held for sale relate to the property held by the CSO segment. No impairment loss was recognized on reclassification of the property as held for sale as the fair value (estimated based on the recent market prices of similar properties in similar locations) less costs to sell is higher than the carrying amount. MiX Telematics has concluded agreements pertaining to a Broad-Based Black Economic Empowerment (“B-BBEE”) transaction in which the sale of this property is included, refer below for additional information. The transaction is subject to certain conditions precedent which were fulfilled on May 17, 2019. The transaction is expected to be concluded during fiscal 2020.

B-BBEE Property Transaction
MiX has concluded a B-BBEE transaction which involves the following:

•
Acquiring Erf 1335 Vorna Valley Extension 21 Township, Registration Division IR, Province of Gauteng situated in Midrand (“the Midrand property”) for R44.0 million from TPF Investments (Pty) Ltd (“TPF”), which Midrand property is currently being leased from TPF. TPF is an associate of Robin Frew, the non-executive Chairperson of MiX Telematics and therefore the acquisition is a small related party transaction under the JSE Listings Requirements.

•
In a back-to-back transaction, selling the Midrand property for R44.0 million, as well as the Group’s property in Stellenbosch currently classified as held for sale (discussed above) for R23.5 million to Black Industrialists Group Property Management Company (Pty) Ltd (“BIG”). The Group will also provide loan funding to BIG for R9.0 million.

•	Leasing both properties from BIG for an initial period of 5 years with an option to renew the lease for a further 5 years period.

	March 31, 2019 R’000	March 31, 2018 R’000

Non-current assets
Property, plant and equipment	457,446	334,038
Current assets
Assets classified as held for sale	17,058	17,058
Total property, plant and equipment	474,504	351,096